Revenue - Schedule of Gas Operating Revenue (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		$ 1,305,974	$ 1,262,881	$ 1,306,863
Alternative revenue program revenues (deferrals)		45,979	35,347	12,530
Other revenues		5,775	4,080	2,019
Total Gas operating revenues		1,357,728	1,302,308	1,321,412
Tax Reform Savings Revenue Adjustments
Disaggregation of Revenue [Line Items]
Other revenues	$ 12,500
Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		887,220	857,204	895,330
Small commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		255,083	243,513	251,092
Large commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		53,192	52,379	53,582
Industrial/other
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		23,489	22,026	19,753
Transportation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers		$ 86,990	$ 87,759	$ 87,106